Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of Cash and Cash Equivalents

	12.31.2024	12.31.2023
Cash and banks	494.0	330.3
Cash equivalents
Private securities (i)	87.7	130.1
Fixed deposits (ii)	981.3	1,168.8

	1,069.0	1,298.9

	1,563.0	1,629.2
Bank overdraft	—	(2.9)

Liquid cash and cash equivalents	1,563.0	1,626.3

(i)	Applications in Bank Deposit Certificates (CDBs) and Private Securities Repurchase Agreements issued by financial institutions in Brazil.
(ii)	Fixed term deposits in dollars issued by financial institutions.